Merger by absorption between Telecom Argentina and Cablevision S.A.	12 Months Ended
Dec. 31, 2017
Merger by absorption between Telecom Argentina and Cablevision S.A.
Merger by absorption between Telecom Argentina and Cablevision S.A.

Note 32 – Merger by absorption between Telecom Argentina and Cablevisión S.A.

On June 30, 2017 the Board of Directors of Telecom Argentina and Cablevisión S.A. approved a preliminary merger agreement by which they agree that Telecom Argentina absorbed by merger Cablevisión S.A., which was dissolved without liquidation as of the merger effective date, in accordance with the provisions of Sections 82 and 83 of the LGS, and ad referendum of the corporate and regulatory approvals (the “Merger”).

The purpose of the Merger is to enable the surviving company by merger to efficiently offer, in line with the trend both at a national and international level, technological convergence products between media and telecommunications services, in a separate or independent basis, to provide voice, data, sound and image services, both fixed and wireless, in a single product or groups of products for the self benefit and the benefit of consumers of such multiple individual services. Likewise, both companies considered that their respective operational and technical structures are highly complementary and could be optimized through a structural consolidation, achieving synergies and efficiencies in the development of convergence products that the market will demand.

The Merger Effective Date was since 0:00 hours of the date in which the Chairmen of the Boards of Directors of Telecom Argentina and Cablevisión S.A. subscribed an operations transfer minute stating that: (i) Telecom Argentina has adapted its operational- technical systems to assume the operations and activities of Cablevisión S.A., and (ii) that on such Merger Effective Date the transfer of the activities and operations of Cablevisión S.A. to Telecom Argentina was finalized as the following conditions to which the Merger was subject were accomplished:

i.the subscription of the definitive merger agreement (which was subscribed on October 31, 2017, ad referéndum of the ENACOM authorizations under Decree No. 267/15), and

ii.the ENACOM operation authorization (this authorization was issued by Res. ENACOM No. 5644-E/2017, which was notified on December 22, 2017). The operations transfer minute mentioned above was subscribed on January 1, 2018.

According to the Merger, and to the provisions of Section 83, item c) of the LGS, the following distribution rate was settled: one ordinary share of Cablevisión S.A. (both, Class “A” and “B” shares) for every 9,871.07005 new ordinary shares of Telecom Argentina (the “Distribution Ratio”). The determined Distribution Ratio was considered fair from a financial perspective by the independent valuation experts JPMorgan Securities LLC and Lion Tree Advisors LLC.

The Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina and Extraordinary Shareholders’ Meeting of Cablevisión S.A., respectively, which both were held on August 31, 2017 approved the preliminary merger agreement and, relating Cablevisión S.A., its dissolution as of the Merger Effective Date and, relating Telecom Argentina, the Bylaws amendment and the increase of its capital stock. As of the date of issuance of these consolidated financial statements, the amendment of the bylaws is in process of registration.

On July 7, 2017, Cablevisión Holding S.A. accepted an offer of call option granted by Fintech Advisory Inc. and its subsidiaries Fintech Telecom LLC and Fintech Media LLC, for the acquisition of  13.51% equity interest in Telecom Argentina (representing a participation of approximately 6% of Telecom Argentina after the merger) in the amount of US$ 634,275,282 (the “Option”). The Option can be executed during one year since July 7, 2017. Likewise, Cablevisión Holding S.A. should pay to Fintech Advisory Inc. within thirty days since July 7, 2017, a share premium amounting to US$ 3,000,000, which was paid on July 2017.

On October 5, 2017, Cablevisión Holding S.A. paid in advance the full Option price of US$ 634,275,282.

On December 27, 2017 Cablevisión Holding S.A. executed the Option, therefore, as of the merger effective date, received an additional VLG Argentina LLC’ share of 21.55% (representing an indirect share of approximately 6% in Telecom after the merger). Likewise, in the scope of the call option contract, the price was established in US$ 628,008,363. As a consequence, Fintech Media LLC became the owner of 28.45% of VLG Argentina LLC stock and Cablevision Holding S.A. became the owner of the remaining 71.55% of VLG Argentina LLC stock.

On September 6, 2017 Telecom Argentina S.A. and Cablevisión S.A. entered a presentation before the ENACOM requesting authorization for:

(i)The transfer and incorporation of the “Licencia Unica Argentina Digital” (Digital Argentina Sole License) owned by Telecom Argentina S.A., of the records, resources, assignments, and ratings owned by Cablevisión S.A.

(ii)The transfer in favor of Telecom Argentina S.A. of the authorizations of usage and the resources assigned for the provision of the services registered under the ownership of Cablevisión S.A. and / or the companies absorbed by the latter.

(iii)The change of corporate control that will take place in Telecom Argentina S.A. once the aforementioned ENACOM authorization has been obtained, the Merger becomes effective and the shareholder agreement of July 7, 2017 becomes effective, as a result of which Cablevisión Holding S.A. will be the legal controlling company of Telecom Argentina S.A. as the surviving company of Cablevisión S.A.

On October 31, 2017, the definitive merger agreement was subscribed pursuant art. 83 section 4) of LGS, ad referéndum of the ENACOM authorizations that may correspond.

Being satisfied all the conditions to which the Merger was subject according with art. 7° of the Preliminary Merger Agreement and the Final Merger Agreement, on January 1, 2018, the Transfer of Operations Record from the absorbed company to the absorbing company was subscribed.

As a consequence, and according with the Preliminary Merger Agreement and the Final Merger Agreement, since 00.00 am January 1, 2018 the Merger is effective and, consequently, the composition of the Board of Directors was changed which was notified on December 28, 2017; and also, the change of the controlling company to Cablevisión Holding S.A. since January 1, 2018.

In accordance with the Preliminary Merger Agreement and the Final Merger Agreement and the notification received from Fintech Telecom and Fintech Media LLC (“Fintech Media”) on December 29, 2017 informing of a corporate reorganization process by which Fintech Telecom absorbs by merger Fintech Media and VLG Argentina Escindida LLC (a spin-off of VLG Argentina LLC) with effect on the Merger Effectiveness Date.  The shares issued by Telecom as decided by the Board of Directores were delivered as follows: i) to Fintech Telecom LLC: 342,861,748 Class A shares; ii) to Cablevisión Holding S.A.: 406,757,183 Class D shares; and iii) to VLG Argentina LLC: 434,909,475 Class D shares. Such exchange of shares occurred on January 1, 2018.

Telecom Argentina’s breakdown of capital stock as of January 1, 2018 is as follows:

	Outstanding shares	Treasury shares	Total capital stock
Shares
Class “A”	683,856,600	-	683,856,600
Class “B”	627,930,005	15,221,373	643,151,378
Class “C”	234,748	-	234,748
Class “D”	841,666,658	-	841,666,658

Total	2,153,688,011	15,221,373	2,168,909,384

Fintech Telecom LLC, controlling company of Telecom Argentina until December 31, 2017, is a Delaware (United States) limited liability company, wholly-owned direct subsidiary of Fintech Advisory Inc. and its primary purpose is to hold, directly and indirectly, the securities of Telecom Argentina. Fintech Advisory Inc., a Delaware (United States) corporation, is directly controlled by Mr. David Martínez. Fintech Advisory Inc. is an investor and investment manager in equity and debt securities of sovereign and private entities primarily in emerging markets.

Cablevisión Holding S.A., legal controlling company of Telecom Argentina since January 1, 2018, is an argentine corporation and its primary purpose is to hold capital stock in corporations whose object and purpose is to provide Information and Communication Technology Services (ICT Services) and to provide Audiovisual Communication Services (ICT Services). Its controlling shareholder is GC Dominio S.A.

Since the Merger Effective Date, (i) the whole assets and liabilities (including registered assets, licenses, rights and obligations) belonging to Cablevisión S.A. will be incorporated to Telecom Argentina’s equity, (ii) Telecom Argentina will continue the operations of Cablevisión S.A., generating the corresponding operational, accounting and tax effects, (iii) the administration and representation of Cablevisión S.A. will be in charge of the administration and representations boards of Telecom Argentina.

The Merger was accounted for effective January 1, 2018, using the acquisition method, as outlined by IFRS 3.  IFRS 3 requires, in a business combination effected through an exchange of equity interests, all relevant facts and circumstances to be considered when identifying the acquirer.  Based on the terms of the preliminary merger agreement, Cablevisión S.A. (the legally absorbed entity) is to be considered the accounting acquirer and Telecom Argentina (the surviving entity) is to be considered the accounting acquiree, which qualifies the transaction as a “reverse acquisition” in accordance with IFRS.  The factors that were relied upon to determine that Cablevisión S.A. should be treated as the accounting acquirer in the Merger were:

1.

the relative voting rights in the surviving entity (55% for the shareholders of Cablevisión S.A. before the Merger Effective Date, and 45% for the shareholders of Telecom Argentina, before the Merger Effective Date, both percents previous to the Merger Effective Date);

2.	the composition of the board of directors in the surviving entity and other committees (Audit, Supervisory and Executive),
3.	the relative fair value assigned to Telecom Argentina and Cablevisión S.A. and
4.	the composition of the key management of the surviving entity.

Accordingly, the assets and liabilities of Cablevisión S.A. were recognized and measured in the consolidated financial statements at their pre-Merger carrying amounts, while the identifiable assets and liabilities of Telecom Argentina will be recognized at fair value as of the Merger Effective Date (January 1, 2018). Goodwill resulting from the application of the acquisition method was measured as the excess of the fair value of the consideration paid over the net fair value of Telecom Argentina’s identifiable assets and liabilities. The retained earnings and other equity balances recognized in the consolidated financial statements of the combined entity are the sum of the respective amounts of the individual financial statements of Telecom Argentina and Cablevisión S.A. immediately before the Merger.

Business Combinations Reporting required under IFRS 3

IFRS 3 “Business Combinations” in its paragraphs 59 to 63 establishes that for a significant business combination occurred between the end of the reporting and the issuance date of the financial statements, certain information regarding the transaction must be included. The merger by absorption of Telecom Argentina and Cablevisión S.A., which was produced on January 1, 2018, qualifies as a Business Combination according to IFRS 3, therefore, in compliance of this standard the following information is disclosed.

The information disclosed below represents the best estimation of the Company with the information available as of the date of issuance of these consolidated financial statements, therefore, in case the Company obtains new information about the events and circumstances existing on the date of acquisition, the amounts will be updated re-estimating the fair value of the identified net assets, and/or recognizing additional assets or liabilities during the measurement period, which shall not exceed one year as from the acquisition date, according to paragraph 45 of IFRS 3.

Due to the fact that the merger between Telecom and Cablevisión S.A. is a business combination carried out through an exchange of interests in equity, the consideration is based on the fair value of the shares of Telecom on the Merger Effective Date. Such amount is $132 billion, determined based on the market value of Telecom’s ADR in the NYSE as of the transaction date (January 1, 2018).

Pursuant to IFRS 3, the net identifiable assets acquired were valued at fair value, amounting to an estimated of $74 billion. In that respect, it’s important to highlight the following: Property, Plant and Equipment, which estimated fair value reached $63 billion, and Intangible Assets, which estimated fair value reached $40 billion (includes the recognition of the Customer Relationship for $10 billion, Trademarks for $9 billion, and Licenses for $21 billion). Additionally, a deferred income tax liability was recognized due to the higher value assigned to net identifiable assets, that added to the book value as of the Merger Effective Date, amounts to $17 billion.

On the other hand, a non-controlling interest estimated in $1 billion is recognized, determined as the proportionate share of the Company’s net identifiable assets. As a consequence of the allocation of the purchase price to the acquired assets, a goodwill estimated in $59 billion was generated.

Goodwill represents the future economic benefits that are not individually identified or recognized separately. It represents the excess of the consideration and non-controlling interest over the fair value of the net identifiable assets acquired under the business combination. Goodwill is not amortized. It shall be tested for impairment at least once a year as required under IAS 38.

Shareholders’ Agreement: Fintech - CVH

Effective as of May 23, 2017, W de Argentina Inversiones and Fintech as shareholders at that time of Sofora, left without effect the political rights of the shareholders agreement that bounded them. As of June 22, 2017, the lattest ceased to be a shareholder of Sofora. As a result, the shareholders’ agreement that linked the Sofora shareholders was entirely left without effect.

On July 7, 2017 Cablevisión Holding S.A., VLG Argentina LLC, Fintech Media LLC, Fintech Advisory Inc., GC Dominio S.A. (all of them direct or indirect shareholders of Cablevisión S.A.) and Fintech Telecom LLC (then controlling shareholder of Telecom Argentina) entered into a shareholders agreement that governs the exercise of their rights as shareholders of Telecom Argentina as from the Merger Effective Date (January 1, 2018) (the “Shareholders´ Agreement”).

The Shareholders´ Agreement establishes basically:

•

the representation in the corporate bodies, provided that subject to the fulfillment of certain conditions and as long as CVH holds a certain percentage of Telecom Shares, CVH shall be entitled to designate the majority of the directors, alternate directors, members of the Supervisory Committee, Executive Committee, Audit Committee, CEO and any other Key Employee (other than the CFO and the Internal Auditor, who shall be designated by Fintech). CVH shall also be entitled to nominate the Chairman of the Board of Directors and Fintech to nomínate de Vicechairman of the Board of Directors.

•

a scheme of supermajorities and required votes for the approval by the Shareholders´Meetings or Board of Directors´ Meetings, respectively, of certain matters such as: i) the approval of the Business Plan and the Annual Budget of Telecom Argentina; ii) amendments of the bylaws, iii) changes in Independent Auditors, iv) the creation of committees of the Board of Directors, v) hiring of Key Employees as defined in the Shareholders´ Agreement; vi) mergers, vii) acquisitions, viii) sale of assets, ix) capital increases; x) incurrence of indebtedness over certain limits, xi) capital investments in infrastructure, plant and equipment above certain amounts; xii) related party transactions, xiii) contracts that may impose restrictions to the distribution of dividends; xiv) new lines of business or discontinuing existing lines of business; xv) contracting for significant amounts not contemplated in the Business Plan and the Annual Budget, among others.